LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 PSARate Quater	Dec. 31, 2012 PSARate	Dec. 31, 2011
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,734,285,000	$ 1,754,158,000
Custodial Escrow Balances	20,300,000	31,200,000
Maximum number of consecutive quarterly losses recorded for profitability requirement	4
Percentage of decline in net worth during the period (in hundredths)	30.00%
Maximum percentage of decline in net worth for one consecutive quarter (in hundredths)	25.00%
Maximum percentage of decline in net worth for two consecutive quarters (in hundredths)	40.00%
Highest level of capital, Amount	2,500,000
Highest level of capital (in hundredths)	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of year	11,013,000	11,229,000	14,661,000
Originated servicing rights capitalized	3,210,000	4,006,000	2,967,000
Amortization	(3,745,000)	(4,679,000)	(3,065,000)
Change in valuation allowance	3,232,000	457,000	(3,334,000)
Balance at end of year	13,710,000	11,013,000	11,229,000
Valuation allowance	2,855,000	6,087,000	6,544,000
Loans sold and serviced that have had servicing rights capitalized	1,732,476,000	1,751,960,000	1,774,952,000
Fair value of capitalized mortgage loan servicing rights	15,000,000	11,400,000
Average coupon rate (in hundredths)	4.52%	4.81%
Average servicing fee (in hundredths)	0.254%	0.254%
Average discount rate (in hundredths)	10.09%	11.02%
Average PSA Rate	175	250
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	981,031,000	948,588,000
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	753,143,000	805,447,000
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 111,000	$ 123,000